Financial risk management - Credit risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item
Maximum
Risk management
Percentage of impairment loss recognized on net sales	1.00%	1.00%
Credit risk
Risk management
Number of top customers	3	3
Number of top credit exposures by country	3	3
Total of accounts receivable and loans due from customers | €	€ 7,112	€ 7,232
Credit risk | Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	16.20%	17.40%
Credit risk | Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	11.00%	13.40%
Credit risk | Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	7.90%	5.30%
Credit risk | CHINA
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	16.20%	17.40%
Credit risk | Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	4.20%	4.30%
Credit risk | Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.70%	3.80%
Credit risk | Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.50%	2.60%